UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment [ X]; Amendment Number: 2
This Amendment (Check only one.): [  ] is a restatement.
                                  [ X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Scotia Cassels Investment Counsel Limited
Address: 1 Queen St. East
         Suite 1200, P.O. Box 85
         Toronto, Ontario  M5C 2W5

13F File Number:  28-11460

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      M. Catherine Tuckwell
Title:     Chief Compliance Officer
Phone:     (416)814-4096

Signature, Place, and Date of Signing:

     /s/ M. Catherine Tuckwell     Toronto, Ontario, Canada   November 14, 2005


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     3

Form13F Information Table Value Total:     $12,225 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


1    28-11475                      The Bank of Nova Scotia

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALCON INC                      COM SHS          H01301102     1711    15600 SH       DEFINED 1               15600        0        0
AMERISTAR CASINOS INC          COM              03070Q101     1169    44800 SH       DEFINED 1               44800        0        0
RITCHIE BROS AUCTIONEERS       COM              767744105     9345   242300 SH       DEFINED 1              242300        0        0